Interest and Finance Costs	12 Months Ended
Dec. 31, 2018
Interest and Finance Costs [Abstract]
Interest and Finance Costs:

18.Interest and Finance Costs:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2016	2017	2018

Interest incurred on long-term debt	$6,164	$1,499	$15,771
Interest, amortization and write off of financing fees on loan from affiliate and related party	1,563	15,239	2,934
Amortization and write-off of financing fees and other fees	572	387	2,247
Commissions, commitment fees and other financial expenses and related party	558	778	911
Capitalized interest and finance costs	-	(3,196)	(84)
Total	$8,857	$14,707	$21,779